AUDITORS' REMUNERATION	12 Months Ended
Dec. 31, 2020
AUDITORS' REMUNERATION [abstract]
Disclosure of auditors' remuneration

1.               AUDITORS’ REMUNERATION

Auditors’ remuneration in respect of audit and non-audit services provided by the auditors for the year ended December 31, 2020 were RMB8,400,000 and RMB610,000 respectively (2018: RMB8,400,000 and RMB750,000 respectively, and 2019: RMB8,400,000 and RMB930,000 respectively).